FVM - Movements of level 3 instruments (Narrative) (Detail) $ in Billions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	$ 0.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	$ 0.2
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 mainly consisted of corporate and municipal bonds, reflecting decreased observability of the relevant valuation inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	$ 1.0
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 1.3
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into Level 3 mainly consisted of debt issued designated at fair value, primarily credit-linked and equity-linked issued debt instruments, as well as credit and interest rate derivative contracts due to decreased observability of the relevant valuation inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to increased observability of the embedded derivative inputs.